Condensed consolidating information on certain US subsidiaries	6 Months Ended
Jun. 30, 2018
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed consolidating information on certain US subsidiaries
Condensed consolidating information on certain US subsidiaries
BP p.l.c. fully and unconditionally guarantees the payment obligations of its 100%-owned subsidiary BP Exploration (Alaska) Inc. under the BP Prudhoe Bay Royalty Trust. The following financial information for BP p.l.c., BP Exploration (Alaska) Inc. and all other subsidiaries on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information about BP p.l.c. and its subsidiary issuers of registered securities and is provided pursuant to Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities. Non-current assets for BP p.l.c. includes investments in subsidiaries recorded under the equity method for the purposes of the condensed consolidating financial information. Equity-accounted income of subsidiaries is the group’s share of profit related to such investments. The eliminations and reclassifications column includes the necessary amounts to eliminate the intercompany balances and transactions between BP p.l.c., BP Exploration (Alaska) Inc. and other subsidiaries. The financial information presented in the following tables for BP Exploration (Alaska) Inc. incorporates subsidiaries of BP Exploration (Alaska) Inc. using the equity method of accounting and excludes the BP group’s midstream operations in Alaska that are reported through different legal entities and that are included within the ‘other subsidiaries’ column in these tables. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc. These companies are 100%-owned finance subsidiaries of BP p.l.c.
Income statement

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,199	—	143,552	(2,140)	143,611
Earnings from joint ventures - after interest and tax	—	—	513	—	513
Earnings from associates - after interest and tax	—	—	1,441	—	1,441
Equity-accounted income of subsidiaries - after interest and tax	—	6,028	—	(6,028)	—
Interest and other income	18	112	893	(699)	324
Gains on sale of businesses and fixed assets	—	—	161	—	161
Total revenues and other income	2,217	6,140	146,560	(8,867)	146,050
Purchases	705	—	111,371	(2,140)	109,936
Production and manufacturing expenses	481	—	10,472	—	10,953
Production and similar taxes	144	—	755	—	899
Depreciation, depletion and amortization	262	—	7,480	—	7,742
Impairment and losses on sale of businesses and fixed assets	—	—	68	—	68
Exploration expense	—	—	678	—	678
Distribution and administration expenses	10	344	5,402	(33)	5,723
Profit (loss) before interest and taxation	615	5,796	10,334	(6,694)	10,051
Finance costs	3	577	1,174	(666)	1,088
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(49)	111	—	62
Profit (loss) before taxation	612	5,268	9,049	(6,028)	8,901
Taxation	83	—	3,414	—	3,497
Profit (loss) for the year	529	5,268	5,635	(6,028)	5,404
Attributable to
BP shareholders	529	5,268	5,499	(6,028)	5,268
Non-controlling interests	—	—	136	—	136
	529	5,268	5,635	(6,028)	5,404

Statement of comprehensive income

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	529	5,268	5,635	(6,028)	5,404
Other comprehensive income	—	1,686	(2,137)	—	(451)
Equity-accounted other comprehensive income of subsidiaries	—	(2,106)	—	2,106	—
Total comprehensive income	529	4,848	3,498	(3,922)	4,953
Attributable to
BP shareholders	529	4,848	3,393	(3,922)	4,848
Non-controlling interests	—	—	105	—	105
	529	4,848	3,498	(3,922)	4,953

Note 13. Condensed consolidating information on certain US subsidiaries (continued)
Income statement continued

First half 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	1,614	—	112,355	(1,595)	112,374
Earnings from joint ventures - after interest and tax	—	—	365	—	365
Earnings from associates - after interest and tax	—	—	522	—	522
Equity-accounted income of subsidiaries - after interest and tax	—	2,055	—	(2,055)	—
Interest and other income	1	134	613	(499)	249
Gains on sale of businesses and fixed assets	—	—	242	—	242
Total revenues and other income	1,615	2,189	114,097	(4,149)	113,752
Purchases	516	—	84,609	(1,595)	83,530
Production and manufacturing expenses	580	—	10,436	—	11,016
Production and similar taxes	46	—	769	—	815
Depreciation, depletion and amortization	415	—	7,220	—	7,635
Impairment and losses on sale of businesses and fixed assets	—	—	504	—	504
Exploration expense	—	—	1,262	—	1,262
Distribution and administration expenses	11	254	4,678	(50)	4,893
Profit (loss) before interest and taxation	47	1,935	4,619	(2,504)	4,097
Finance costs	3	371	1,022	(449)	947
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(7)	114	—	107
Profit (loss) before taxation	44	1,571	3,483	(2,055)	3,043
Taxation	(13)	(22)	1,430	—	1,395
Profit (loss) for the year	57	1,593	2,053	(2,055)	1,648
Attributable to
BP shareholders	57	1,593	1,998	(2,055)	1,593
Non-controlling interests	—	—	55	—	55
	57	1,593	2,053	(2,055)	1,648

Statement of comprehensive income continued

First half 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	57	1,593	2,053	(2,055)	1,648
Other comprehensive income	—	578	1,697	—	2,275
Equity-accounted other comprehensive income of subsidiaries	—	1,664	—	(1,664)	—
Total comprehensive income	57	3,835	3,750	(3,719)	3,923
Attributable to
BP shareholders	57	3,835	3,662	(3,719)	3,835
Non-controlling interests	—	—	88	—	88
	57	3,835	3,750	(3,719)	3,923

Note 13. Condensed consolidating information on certain US subsidiaries (continued)
Balance sheet

At 30 June 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,577	—	119,813	—	124,390
Goodwill	—	—	11,319	—	11,319
Intangible assets	588	—	17,220	—	17,808
Investments in joint ventures	—	—	8,293	—	8,293
Investments in associates	—	2	17,833	—	17,835
Other investments	—	—	1,284	—	1,284
Subsidiaries - equity-accounted basis	—	165,566	—	(165,566)	—
Fixed assets	5,165	165,568	175,762	(165,566)	180,929
Loans	—	—	34,393	(33,888)	505
Trade and other receivables	—	2,433	1,472	(2,433)	1,472
Derivative financial instruments	—	—	4,633	—	4,633
Prepayments	—	—	1,134	—	1,134
Deferred tax assets	—	—	3,908	—	3,908
Defined benefit pension plan surpluses	—	5,708	646	—	6,354
	5,165	173,709	221,948	(201,887)	198,935
Current assets
Loans	—	—	298	—	298
Inventories	354	—	20,650	—	21,004
Trade and other receivables	2,600	294	37,130	(14,894)	25,130
Derivative financial instruments	—	—	3,614	—	3,614
Prepayments	49	—	1,228	—	1,277
Current tax receivable	—	—	783	—	783
Other investments	—	—	106	—	106
Cash and cash equivalents	—	15	22,170	—	22,185
	3,003	309	85,979	(14,894)	74,397
Assets classified as held for sale (Note 3)	2,138	—	156	—	2,294
	5,141	309	86,135	(14,894)	76,691
Total assets	10,306	174,018	308,083	(216,781)	275,626
Current liabilities
Trade and other payables	544	12,117	48,868	(14,894)	46,635
Derivative financial instruments	—	—	3,643	—	3,643
Accruals	77	59	3,605	—	3,741
Finance debt	—	—	10,625	—	10,625
Current tax payable	77	48	2,158	—	2,283
Provisions	1	—	2,312	—	2,313
	699	12,224	71,211	(14,894)	69,240
Liabilities directly associated with assets classified as held for sale (Note 3)	291	—	—	—	291
	990	12,224	71,211	(14,894)	69,531
Non-current liabilities
Other payables	1	33,888	16,128	(36,321)	13,696
Derivative financial instruments	—	—	5,126	—	5,126
Accruals	—	—	599	—	599
Finance debt	—	—	49,733	—	49,733
Deferred tax liabilities	861	1,337	6,630	—	8,828
Provisions	733	—	17,050	—	17,783
Defined benefit pension plan and other post-retirement benefit plan deficits	—	198	8,362	—	8,560
	1,595	35,423	103,628	(36,321)	104,325
Total liabilities	2,585	47,647	174,839	(51,215)	173,856
Net assets	7,721	126,371	133,244	(165,566)	101,770
Equity
BP shareholders’ equity	7,721	126,371	131,295	(165,566)	99,821
Non-controlling interests	—	—	1,949	—	1,949
	7,721	126,371	133,244	(165,566)	101,770

Note 13. Condensed consolidating information on certain US subsidiaries (continued)
Balance sheet continued

At 31 December 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	6,973	—	122,498	—	129,471
Goodwill	—	—	11,551	—	11,551
Intangible assets	585	—	17,770	—	18,355
Investments in joint ventures	—	—	7,994	—	7,994
Investments in associates	—	2	16,989	—	16,991
Other investments	—	—	1,245	—	1,245
Subsidiaries - equity-accounted basis	—	161,840	—	(161,840)	—
Fixed assets	7,558	161,842	178,047	(161,840)	185,607
Loans	1	—	34,701	(34,056)	646
Trade and other receivables	—	2,623	1,434	(2,623)	1,434
Derivative financial instruments	—	—	4,110	—	4,110
Prepayments	—	—	1,112	—	1,112
Deferred tax assets	—	—	4,469	—	4,469
Defined benefit pension plan surpluses	—	3,838	331	—	4,169
	7,559	168,303	224,204	(198,519)	201,547
Current assets
Loans	—	—	190	—	190
Inventories	274	—	18,737	—	19,011
Trade and other receivables	2,206	293	32,691	(10,341)	24,849
Derivative financial instruments	—	—	3,032	—	3,032
Prepayments	2	—	1,412	—	1,414
Current tax receivable	—	—	761	—	761
Other investments	—	—	125	—	125
Cash and cash equivalents	—	10	25,576	—	25,586
	2,482	303	82,524	(10,341)	74,968
Total assets	10,041	168,606	306,728	(208,860)	276,515
Current liabilities
Trade and other payables	673	7,843	46,034	(10,341)	44,209
Derivative financial instruments	—	—	2,808	—	2,808
Accruals	115	60	4,785	—	4,960
Finance debt	—	—	7,739	—	7,739
Current tax payable	—	—	1,686	—	1,686
Provisions	1	—	3,323	—	3,324
	789	7,903	66,375	(10,341)	64,726
Non-current liabilities
Other payables	—	34,104	16,464	(36,679)	13,889
Derivative financial instruments	—	—	3,761	—	3,761
Accruals	—	—	505	—	505
Finance debt	—	—	55,491	—	55,491
Deferred tax liabilities	838	1,337	5,807	—	7,982
Provisions	1,222	—	19,398	—	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	—	221	8,916	—	9,137
	2,060	35,662	110,342	(36,679)	111,385
Total liabilities	2,849	43,565	176,717	(47,020)	176,111
Net assets	7,192	125,041	130,011	(161,840)	100,404
Equity
BP shareholders’ equity	7,192	125,041	128,098	(161,840)	98,491
Non-controlling interests	—	—	1,913	—	1,913
	7,192	125,041	130,011	(161,840)	100,404

Note 13. Condensed consolidating information on certain US subsidiaries (continued)
Cash flow statement

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	171	3,543	6,238	9,952
Net cash provided by (used in) investing activities	(171)	—	(7,267)	(7,438)
Net cash provided by (used in) financing activities	—	(3,538)	(2,197)	(5,735)
Currency translation differences relating to cash and cash equivalents	—	—	(169)	(169)
Increase (decrease) in cash and cash equivalents	—	5	(3,395)	(3,390)
Cash and cash equivalents at beginning of year(a)	—	10	25,565	25,575
Cash and cash equivalents at end of year	—	15	22,170	22,185

First half 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	177	2,799	4,028	7,004
Net cash provided by (used in) investing activities	(177)	—	(7,633)	(7,810)
Net cash provided by (used in) financing activities	—	(2,849)	3,072	223
Currency translation differences relating to cash and cash equivalents	—	—	369	369
Increase (decrease) in cash and cash equivalents	—	(50)	(164)	(214)
Cash and cash equivalents at beginning of year	—	50	23,434	23,484
Cash and cash equivalents at end of year	—	—	23,270	23,270

(a)	See Note 1 for further information.